Commitments for Expenditure (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 56,408	₩ 56,183
Commitments for Expenditure balance	24,721	37,309
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	45,390	44,315
Commitments for Expenditure balance	32,876	31,801
Purchase of GIS (362KV 6300A 63KA) 23CB - YoungseoS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,143	34,500
Commitments for Expenditure balance	36,143	34,500
Purchase of GIS (362kV, 6300A, 63kA) 26CB - Hwasung S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,010	29,143
Commitments for Expenditure balance	15,300	18,194
Purchase of GIS (362KV 6300A 63KA) 27CB - KwangyangS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,744	37,694
Commitments for Expenditure balance	9,700	10,491
Purchase of Concrete Poles (10M, 350KGF) 121,900 and 6 others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	133,387
Commitments for Expenditure balance	0	13,343
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,504,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	66,240	66,240
Commitments for Expenditure balance	0	38,998
Purchase of cable (FR CNCO-W,1C,325SQ) 1,400,000
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	59,716	57,475
Commitments for Expenditure balance	37,249	48,598
Purchase of switch (Eco) 9,360 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,631	40,631
Commitments for Expenditure balance	24,031	34,797
Purchase of cable (TR CNCE-W/AL, 1C, 400SQ) 2,654,400M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,063	0
Commitments for Expenditure balance	6,243	0
Construction of Shin-Kori units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	7,498,951	7,363,514
Commitments for Expenditure balance	0	3,211
Construction of Shin-Kori units (#5,6)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	8,625,387	8,625,387
Commitments for Expenditure balance	4,479,956	5,930,099
Construction of Shin-Hanul units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	8,306,149	7,982,342
Commitments for Expenditure balance	0	355,704
Other 27 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	352,710	269,681
Commitments for Expenditure balance	122,890	161,243
Service of designing Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	30,778	29,996
Commitments for Expenditure balance	2,119	4,744
Purchase of main machine for construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	331,249	365,164
Commitments for Expenditure balance	15,918	51,165
Construction of Seoul Combined units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	387,722	285,890
Commitments for Expenditure balance	31,150	27,125
Purchase of smoke eliminating machine for construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	157,618	172,609
Commitments for Expenditure balance	0	13,986
Service of designing Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	120,668	120,199
Commitments for Expenditure balance	888	1,076
Purchase of main machine for construction of Shin-Boryeong units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	816,317	866,065
Commitments for Expenditure balance	4,955	4,981
Purchase of furnace for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	305,209	305,209
Commitments for Expenditure balance	43,388	74,631
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	105,226	104,402
Commitments for Expenditure balance	10,736	57,968
Electricity construction of Shin-Seocheon thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	231,196	217,848
Commitments for Expenditure balance	87,874	174,122
Purchase of main machine for Jeju LNG combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	166,287	166,287
Commitments for Expenditure balance	12,088	11,272
Purchase of coal handling machine for construction of Taean (#9,10) and IGCC units (conditional contract for installation)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	205,764	205,764
Commitments for Expenditure balance	282	282
Purchase of furnace for construction of Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	556,206	556,504
Commitments for Expenditure balance	17,579	18,502
Service of designing Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	112,483	112,344
Commitments for Expenditure balance	12,862	13,338
Purchase of turbine generator for construction of Taean units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	214,208	214,462
Commitments for Expenditure balance	10,857	10,422
Purchase of oxygen plant for construction of Taean IGCC units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	97,345	96,068
Commitments for Expenditure balance	1,630	1,552
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	104,600	0
Commitments for Expenditure balance	104,600	0
Service of designing Taean IGCC plant units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	46,101	46,001
Commitments for Expenditure balance	2,332	3,161
Purchase of furnace for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	1,066,824	1,092,287
Commitments for Expenditure balance	11,771	12,215
Purchase of coal handling machine for construction of Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	282,927	307,925
Commitments for Expenditure balance	42,785	48,736
Purchase of turbine main equipment for Samcheok units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	223,550	212,188
Commitments for Expenditure balance	132	348
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	138,486	146,594
Commitments for Expenditure balance	₩ 84,982	₩ 134,949